21. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income Loss Tables
Accumulated other comprehensive income (loss)
	At December 31	At December 31
(in thousands)	2017	2016

Cumulative foreign currency translation	$(48,454)	$(61,371)
Unamortized experience gain – post employment liability
Gross	786	786
Tax effect	(208)	(208)
Unrealized gains on investments
Gross	11	7
	$(47,865)	$(60,786)